CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common stock warrant [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 426	$ 11,589	$ 12,796	$ 2,298	$ 118	$ 2,580
Beginning Balance, (in shares) at Dec. 31, 2014		4,635,422
Exercise of stock options		$ 19	1
Exercise of stock options, (in shares)		7,470
Restricted stock vesting		$ 8	(8)
Restricted stock vesting, (in shares)		3,333
Stock-based compensation			147
Dividends declared on preferred stock				(234)
Other comprehensive income (loss)					(334)		$ (334)
Net income				1,058			1,058
Ending Balance at Dec. 31, 2015	426	$ 11,616	12,936	3,122	(216)	2,580	$ 30,464
Ending Balance, (in shares) at Dec. 31, 2015		4,646,225					4,646,225
Exercise of stock options		$ 3
Exercise of stock options, (in shares)		1,250
Restricted stock vesting		$ 8	(8)
Restricted stock vesting, (in shares)		3,333
Stock-based compensation			60
Dividends declared on preferred stock				(222)
Other comprehensive income (loss)					(33)		$ (33)
Redemption of preferred stock in noncontrolling interest						$ (2,580)
Net income				1,341			1,341
Ending Balance at Dec. 31, 2016	$ 426	$ 11,627	$ 12,988	$ 4,241	$ (249)		$ 29,033
Ending Balance, (in shares) at Dec. 31, 2016		4,650,808					4,650,808